Sep. 30, 2015

AB MUNICIPAL INCOME FUND II

-AB Massachusetts Portfolio

-AB Virginia Portfolio

(each a “Portfolio” or collectively, the “Portfolios”)

Supplement dated July 25, 2016 to the Prospectus dated September 30, 2015 (the “Prospectus”) of the AB Massachusetts Portfolio and AB Virginia Portfolio of AB Municipal Income Fund II, offering Class A, Class B and Class C shares of the Portfolios (the “Prospectus”).

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AB Massachusetts Portfolio

The following supplements certain information in the Summary section of the Portfolio’s Prospectus to reflect the addition of Advisor Class shares to the Portfolio’s existing share classes.

Shareholder Fees (fees paid directly from your investment)

Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None
Exchange Fee	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor Class
Management Fees	.45%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Transfer Agent	.04%
Other Expenses	.13%
Total Other Expenses(a)	.17%

Total Annual Portfolio Operating Expenses Before Waiver	.62%

Fee Waiver and/or Expense Reimbursement(b)	(.10)%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.52%

(a)	Total Other Expenses are based on estimated amounts for the current fiscal year.
(b)	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Portfolio through September 30, 2017 to the extent necessary to prevent total Portfolio operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Portfolio may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding .52% of average daily net assets for Advisor Class shares (“expense limitations”).

Examples

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Advisor Class shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that the fee waiver remains in effect for only one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Advisor Class
After 1 Year	$53
After 3 Years	$188
After 5 Years	$336
After 10 Years	$765

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The following supplements certain information in the Bar Chart and Performance section of the Portfolio’s Prospectus to reflect the addition of Advisor Class shares to the Portfolio’s existing share classes.

BAR CHART AND PERFORMANCE INFORMATION:

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

•	how the Portfolio’s performance changed from year to year over ten years; and

•	how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio’s website at www.ABglobal.com (click on “Menu — Americas — Individual Investors — US (US Citizens)”, then “Investments — Fund Performance”).

The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart

The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. The annual returns for the Portfolio’s Advisor Class shares are not presented in the bar chart and would differ from the annual returns of the Portfolio’s Class A shares only to the extent that the Advisor Class shares have lower expenses because the shares are invested in the same portfolio of securities. Through June 30, 2016, the year-to-date unannualized return for Class A shares was 4.02%.

During the period shown in the bar chart, the Portfolio’s:

Best Quarter was up 5.76%, 3rd quarter, 2009; and Worst Quarter was down -4.70%, 4th quarter, 2010.

Performance Table

Average Annual Total Returns

(For the periods ended December 31, 2015)

		1 Year	5 Years	10 Years
Class A*	Return Before Taxes	0.20%	4.42%	4.03%
	Return After Taxes on Distributions	0.16%	4.36%	3.98%
	Return After Taxes on Distributions and Sale of Portfolio Shares	1.44%	4.18%	3.91%
Advisor Class**	Return Before Taxes	3.60%	5.32%	4.61%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		3.30%	5.35%	4.72%

*	After-tax Returns:

–	Are shown for Class A shares only and will vary for Advisor Class shares because Advisor Class shares have a different expense ratio;

–	Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

**	Inception date for Advisor Class shares: 7/25/2016. Performance information for periods prior to the inception of Advisor Class shares is the performance of the Portfolio’s Class A shares adjusted to reflect the expenses of Advisor Class shares.

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AB Virginia Portfolio

The following supplements certain information in the Summary section of the Portfolio’s Prospectus to reflect the addition of Advisor Class shares to the Portfolio’s existing share classes.

Shareholder Fees (fees paid directly from your investment)

Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None
Exchange Fee	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor Class
Management Fees	.45%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Transfer Agent	.04%
Other Expenses	.13%
Total Other Expenses(a)	.17%

Total Annual Portfolio Operating Expenses Before Waiver	.62%

Fee Waiver and/or Expense Reimbursement(b)	(.07)%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.55%

(a)	Total Other Expenses are based on estimated amounts for the current fiscal year.
(b)	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Portfolio through September 30, 2017 to the extent necessary to prevent total Portfolio operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Portfolio may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding .55% of average daily net assets for Advisor Class shares (“expense limitations”).

Examples

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Advisor Class shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that the fee waiver remains in effect for only one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Advisor Class
After 1 Year	$56
After 3 Years	$191
After 5 Years	$339
After 10 Years	$768

*        *        *

The following supplements certain information in the Bar Chart and Performance section of the Portfolio’s Prospectus to reflect the addition of Advisor Class shares to the Portfolio’s existing share classes.

BAR CHART AND PERFORMANCE INFORMATION:

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

•	how the Portfolio’s performance changed from year to year over ten years; and

•	how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio’s website at www.ABglobal.com (click on “Menu — Americas — Individual Investors — US (US Citizens)”, then “Investments — Fund Performance”).

The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart

The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. The annual returns for the Portfolio’s Advisor Class shares are not presented in the bar chart and would differ from the annual returns of the Portfolio’s Class A shares only to the extent that the Advisor Class shares have lower expenses because the shares are invested in the same portfolio of securities. Through June 30, 2016, the year-to-date unannualized return for Class A shares was 4.42%.

During the period shown in the bar chart, the Portfolio’s:

Best Quarter was up 5.98%, 3rd quarter, 2009; and Worst Quarter was down -4.03%, 2nd quarter, 2013.

Performance Table

Average Annual Total Returns

(For the periods ended December 31, 2015)

		1 Year	5 Years	10 Years
Class A*	Return Before Taxes	0.00%	4.30%	4.00%
	Return After Taxes on Distributions	-0.08%	4.20%	3.94%
	Return After Taxes on Distributions and Sale of Portfolio Shares	1.26%	4.07%	3.91%
Advisor Class**	Return Before Taxes	3.38%	5.20%	4.58%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		3.30%	5.35%	4.72%

*	After-tax Returns:

–	Are shown for Class A shares only and will vary for Advisor Class shares because Advisor Class shares have a different expense ratio;

–	Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

**	Inception date for Advisor Class shares: 7/25/2016. Performance information for periods prior to the inception of Advisor Class shares is the performance of the Portfolio’s Class A shares adjusted to reflect the expenses of Advisor Class shares.

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